As filed with the Securities and Exchange Commission on January 22, 2010

===============================================================================

                                    1933 Act Registration No. 333-143964
                                     1940 Act Registration No. 811-21944

                                     UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549

                                       FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [   ]
Pre-Effective Amendment No. __                                           [   ]
Post-Effective Amendment No. 31                                          [ X ]
                                        and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [   ]
Amendment No. 34                                                         [ X ]

                          FIRST TRUST EXCHANGE-TRADED FUND II
                  (Exact name of registrant as specified in charter)
                                120 East Liberty Drive
                                Wheaton, Illinois 60187
                  (Address of Principal Executive Offices) (Zip Code)

          REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                           W. Scott Jardine, Esq., Secretary First Trust
                          Exchange-Traded Fund II
                               First Trust Advisors L.P.
                                120 East Liberty Drive
                                Wheaton, Illinois 60187
                     (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                                Chapman and Cutler LLP
                                111 West Monroe Street
                                Chicago, Illinois 60603

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) [X] on January 29, 2010 pursuant to paragraph (b) [ ] 60 days after filing pursuant to paragraph (a)(1) [ ] on (date) pursuant to paragraph (a)(1) [ ] 75 days after filing pursuant to paragraph (a)(2) [ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                      CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 31

        This Post-Effective Amendment to the Registration Statement comprises the following papers and contents:

        The Facing Sheet

        The sole purpose of this filing is to delay the effectiveness of the Registrant's Post-Effective Amendment No. 27, as it relates to the series of the Registrant specified therein, until January 29, 2010. Parts A and B of the Registrant's Post-Effective Amendment No. 27 under the Securities Act of 1933 as it relates to the series of the Registrant specified therein, filed on November 25, 2009, are incorporated by reference herein.

        Part C - Other Information

        Signatures

        Index to Exhibits

        Exhibits

                          First Trust Exchange-Traded Fund II
                              PART C - OTHER INFORMATION

ITEM 28.     EXHIBITS

EXHIBIT NO.  DESCRIPTION

       (a) Declaration of Trust of the Registrant. (1)

       (b) By-Laws of the Registrant. (1)

       (c) (1) Amended and Restated Establishment and Designation of Series dated June 11, 2007. (2)

            (2) Amended and Restated Establishment and Designation of Series dated July 18, 2007. (5)

            (3) Amended and Restated Establishment and Designation of Series dated May 22, 2008. (8)

            (4) Amended and Restated Establishment and Designation of Series dated September 15, 2008. (10)

            (5) Amended and Restated Establishment and Designation of Series dated January 28, 2009. (11)

            (6) Amended and Restated Establishment and Designation of Series dated August 24, 2009. (13)

            (7) Amended and Restated Establishment and Designation of Series dated January 21, 2010. (14)

       (d) (1) Investment Management Agreement. (4)

            (2) Expense Reimbursement, Fee Waiver and Recovery Agreement. (4)

            (3) Amended Exhibit A of the Investment Management Agreement. (8)

            (4) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and Recovery Agreement. (8)

            (5) Amended Exhibit A of the Investment Management Agreement. (10)

            (6) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and Recovery Agreement. (10)

            (7) Letter Agreement regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement dated January 28, 2009. (11)

            (8) Amended Exhibit A of the Investment Management Agreement. (13)

            (9) Amended Exhibit A of the Expense Reimbursement, Fee Waiver and Recovery Agreement. (13)

            (10) Letter Agreement regarding the Expense Reimbursement, Fee Waiver and Recovery Agreement dated November 5, 2009. (13)

        (e) (1) Distribution Agreement. (4)

            (2) Amended Exhibit A of the Distribution Agreement. (8)

            (3) Amended Exhibit A of the Distribution Agreement. (10)

            (4) Amended Exhibit A of the Distribution Agreement. (13)

       (f) Not Applicable.

       (g) (1) Custody Agreement between the Registrant and The Bank of New York. (4)

            (2) Amended Schedule II of the Custody Agreement. (8)

            (3) Amended Schedule II of the Custody Agreement. (10)

            (4) Amended Schedule II of the Custody Agreement. (13)

       (h) (1) Transfer Agency Agreement between the Registrant and The Bank of New York. (4)

            (2) Administration and Accounting Agreement between the Registrant and The Bank of New York. (4)

            (3) Form of Subscription Agreement. (4)

            (4) Form of Participant Agreement. (4)

            (5) Sublicense Agreement by and among First Trust DJ STOXX(R) Select Dividend 30 Index Fund, STOXX Limited, and First Trust Advisors L.P. (4)

            (6) Sublicense Agreement by and among First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, FTSE International Limited, and First Trust Advisors L.P.
(4)

            (7) Sublicense Agreement by and among the First Trust
Exchange-Traded Fund II, on behalf of its series First Trust Dow Jones Global Select Dividend Index Fund, Dow Jones & Company, Inc., and First Trust Advisors L.P.
(5)

            (8) IPV Calculation Agreement by and between First Trust Advisors L.P. and Telekurs (USA) Inc. (4)

            (9) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust DJ STOXX(R) Select Dividend 30 Index Fund, and First Trust Advisors L.P. (5)

            (10) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust FTSE EPRA/NAREIT Global Real Estate Index Fund, and First Trust
Advisors L.P. (5)

            (11) Sub-IPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of Dow Jones Global Select Dividend Index Fund, and First Trust Advisors L.P. (5)

            (12) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, International Securities Exchange, LLC, and First Trust
Advisors L.P. (8)

            (13) Amended Exhibit A of the Transfer Agency Agreement. (8)

            (14) Amended Exhibit A of the Administration and Accounting Agreement. (8)

            (15) Sub-IOPV Calculation Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Wind Energy Index Fund, and First Trust Advisors L.P. (9)

            (16) Form of Sub-IOPV Calculation Agreement by and among First Trust Exchange- Traded Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, and First Trust Advisors L.P. (10)

            (17) Sublicense Agreement by and among First Trust Exchange-Traded Fund II, on behalf of First Trust ISE Global Engineering and Construction Index Fund, International Securities Exchange, LLC, and First Trust Advisors L.P.
(10)

            (18) Amended Exhibit A of the Transfer Agency Agreement. (10)

            (19) Amended Exhibit A of the Administration and Accounting Agreement. (10)

            (20) Amended Exhibit A of the Transfer Agency Agreement. (13)

            (21) Amended Exhibit A of the Administration and Accounting Agreement. (13)

            (22) Sublicense Agreement by and between First Trust Exchange-Traded Fund II and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund. (13)

       (i) (1) Opinion and Consent of Chapman and Cutler LLP dated August 30, 2007. (4)

            (2) Opinion and Consent of Bingham McCutchen LLP dated August 30, 2007. (4)

            (3) Opinion and Consent of Chapman and Cutler LLP dated November 20, 2007. (5)

            (4) Opinion and Consent of Bingham McCutchen LLP dated November 20, 2007.
(5)

            (5) Opinion and Consent of Chapman and Cutler LLP dated January 28, 2008. (6)

            (6) Opinion and Consent of Chapman and Cutler LLP dated June 18, 2008. (8)

            (7) Opinion and Consent of Bingham McCutchen LLP dated June 18, 2008. (8)

            (8) Opinion and Consent of Chapman and Cutler LLP dated October 9, 2008. (10)

            (9) Opinion and Consent of Bingham McCutchen LLP dated October 9, 2008. (10)

            (10) Opinion and Consent of Chapman and Cutler LLP dated January 28, 2009. (11)

            (11) Opinion and Consent of Chapman and Cutler LLP dated November 16, 2009. (13)

            (12) Opinion and Consent of Bingham McCutchen LLP dated November 16, 2009. (13)

       (j) Not Applicable.

       (k) Not Applicable.

       (l) Not Applicable.

       (m) (1) 12b-1 Service Plan. (4)

            (2) Letter Agreement regarding 12b-1 fees dated as of May 1, 2007. (4)

            (3) Letter Agreement regarding 12b-1 fees dated as of November 13, 2007. (5)

            (4) Amended Exhibit A of the 12b-1 Service Plan. (8)

            (5) Amended Exhibit A of the Letter Agreement regarding 12b-1 fees dated as of November 13, 2007. (8)

            (6) Amended Exhibit A of the 12b-1 Service Plan. (10)

            (7) Letter Agreement regarding 12b-1 fees dated June 18, 2008. (10)

            (8) Letter Agreement regarding 12b-1 fees dated January
28, 2009. (11)

            (9) Amended Exhibit A of the 12b-1 Service Plan. (13)

            (10) Letter Agreement regarding 12b-1 fees dated November 5, 2009.
(13)

       (n) Not Applicable.

       (o) Not Applicable.

       (p) (1) First Trust Advisors L.P. Investment Adviser Code of Ethics, amended on May 31, 2006. (2)

            (2) First Trust Portfolios L.P. Code of Ethics, amended on May 31, 2006. (2)

            (3) First Trust Funds Code of Ethics, amended on May 31, 2006. (2)

            (4) First Trust Advisors L.P., First Trust Portfolios L.P. Code of Ethics, amended on January 1, 2009. (12)

            (5) First Trust Funds Code of Ethics, amended on January 1, 2009.
(12)

        (q) (1) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec and Keith authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess, Kristi A. Maher and Mark R. Bradley to execute the Registration Statement. (7)

            (2) Power of Attorney for Mr. Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess, Kristi A. Maher and Mark R. Bradley to execute the Registration Statement. (8)

            (3) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute the Registration Statement. (9)

            (4) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute the Registration Statement. (12)

            (5) Powers of Attorney for Messrs. Bowen, Erickson, Kadlec, Keith and Nielson authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute the Registration Statement. (14)
------------------

(1) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 21, 2007.

(2) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 23, 2007.

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 24, 2007.

(4) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 30, 2007.

(5) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on November 20, 2007.

(6) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2008.

(7) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on May 23, 2008.

(8) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on June 18, 2008.

(9) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on September 19, 2008.

(10) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on October 9, 2008.

(11) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 28, 2009.

(12) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on August 25, 2009.

(13) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on November 16, 2009.

(14) Incorporated by reference to the Registrant's Registration Statement on Form N-1A (File No. 333-143964) filed on January 22, 2010.

ITEM    29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

        Not Applicable.

ITEM 30.     INDEMNIFICATION

        Section 9.5 of the Registrant's Declaration of Trust provides as follows:

        Section 9.5. Indemnification and Advancement of Expenses. Subject to the exceptions and limitations contained in this Section 9.5, every person who is, or has been, a Trustee, officer, or employee of the Trust, including persons who serve at the request of the Trust as directors, trustees, officers, employees or agents of another organization in which the Trust has an interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person"), shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee, director, officer, employee or agent and against amounts paid or incurred by him in settlement thereof.

        No indemnification shall be provided hereunder to a Covered Person to the extent such indemnification is prohibited by applicable federal law.

        The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be such a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person.

        Subject to applicable federal law, expenses of preparation and presentation of a defense to any claim, action, suit or proceeding subject to a claim for indemnification under this Section 9.5 shall be advanced by the Trust prior to final disposition thereof upon receipt of an undertaking by or on behalf of the recipient to repay such amount if it is ultimately determined that he is not entitled to indemnification under this Section 9.5.

        To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

        As used in this Section 9.5, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, demands, actions, suits, investigations, regulatory inquiries, proceedings or any other occurrence of a similar nature, whether actual or threatened and whether civil, criminal, administrative or other, including appeals, and the words "liability" and "expenses" shall include without limitation, attorneys' fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER

        First Trust Advisors L.P. ("First Trust") serves as investment adviser to the Registrant, serves as adviser or subadviser to 20 mutual funds, 40 exchange-traded funds and 13 closed-end funds and is the portfolio supervisor of certain unit investment trusts. Its principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

        The principal business of certain of First Trust's principal executive officers involves various activities in connection with the family of unit investment trusts sponsored by First Trust Portfolios L.P. ("FTP"). FTP's principal address is 120 East Liberty Drive, Wheaton, Illinois 60187.

        Information as to other business, profession, vocation or employment during the past two years of the officers and directors of First Trust is as follows:


       NAME AND POSITION WITH FIRST TRUST         EMPLOYMENT DURING PAST TWO YEARS
James A. Bowen, Managing Director/President       Managing Director/President, FTP; Chairman of
                                                  the Board of Directors, BondWave LLC and
                                                  Stonebridge Advisors LLC

Ronald D. McAlister, Managing Director            Managing Director, FTP

Mark R. Bradley, Chief Financial Officer and      Chief Financial Officer and Managing Director,
Managing Director                                 FTP; Chief Financial Officer, BondWave LLC and
                                                  Stonebridge Advisors LLC

Robert F. Carey, Chief Investment Officer and     Senior Vice President, FTP
Senior Vice President

W. Scott Jardine, General Counsel                 General Counsel, FTP;
                                                  Secretary of BondWave LLC and
                                                  Stonebridge Advisors LLC

Kristi A. Maher, Deputy General Counsel           Deputy General Counsel, FTP

Erin Chapman, Assistant General Counsel           Assistant General Counsel, FTP

Michelle Quintos, Assistant General Counsel       Assistant General Counsel, FTP

John Vasko, Assistant General Counsel             Assistant General Counsel, FTP

Pamela Wirt, Assistant General Counsel            Assistant General Counsel, FTP

R. Scott Hall, Managing Director                  Managing Director, FTP

Andrew S. Roggensack, Managing Director           Managing Director, FTP

Kathleen Brown, Senior Vice President and Chief   CCO, FTP since February 2008; CCO, William
Compliance Officer                                Blair & Company

Elizabeth H. Bull, Senior Vice President          Senior Vice President, FTP

Christopher L. Dixon, Senior Vice President       Senior Vice President, FTP

Jane Doyle, Senior Vice President                 Senior Vice President, FTP

James M. Dykas, Senior Vice President             Senior Vice President, FTP

Jon C. Erickson, Senior Vice President            Senior Vice President, FTP

Ken Fincher, Senior Vice President                Senior Vice President, FTP

Kenneth N. Hass, Senior Vice President            Senior Vice President, FTP

Jason T. Henry, Senior Vice President             Senior Vice President, FTP

Daniel J. Lindquist, Senior Vice President        Senior Vice President, FTP

David G. McGarel, Senior Vice President           Senior Vice President, FTP

Mitchell Mohr, Senior Vice President              Senior Vice President, FTP

Robert M. Porcellino, Senior Vice President       Senior Vice President, FTP

Alan M. Rooney, Senior Vice President             Senior Vice President, FTP

Roger F. Testin, Senior Vice President            Senior Vice President, FTP

Kyle Baker, Vice President                        Vice President, FTP

Christina Knierim, Vice President                 Vice President, FTP

Todd Larson, Vice President                       Vice President, FTP

Ronda L. Saeli, Vice President                    Vice President, FTP

Stan Ueland, Vice President                       Vice President, FTP

Katherine Urevig, Vice President                  Vice President, FTP

Brad Bradley, Assistant Vice President            Assistant Vice President, FTP

Katie D. Collins, Assistant Vice President        Assistant Vice President, FTP

Chris Fallow, Assistant Vice President            Assistant Vice President, FTP

Kristen Johanneson, Assistant Vice President      Assistant Vice President, FTP

Coleen D. Lynch, Assistant Vice President         Assistant Vice President, FTP since January
                                                  2008; Vice President, Van Kampen Asset
                                                  Management and Morgan Stanley Investment
                                                  Management

Lynae Peays, Assistant Vice President             Assistant Vice President, FTP

Omar Sepulveda, Assistant Vice President          Assistant Vice President, FTP

John H. Sherren, Assistant Vice President         Assistant Vice President, FTP

Michael S. Stange, Assistant Vice President       Assistant Vice President, FTP

Brian Wesbury, Chief Economist                    Chief Economist, FTP

Rob Stein, Senior Economist                       Senior Economist, FTP

ITEM 32.     PRINCIPAL UNDERWRITER

       (a) FTP serves as principal underwriter of the shares of the Registrant, First Trust Exchange-Traded Fund, First Trust Exchange-Traded AlphaDEX(R) Fund and the First Defined Portfolio Fund LLC. FTP serves as principal underwriter and depositor of the following investment companies registered as unit investment trusts: the First Trust Combined Series, FT Series (formerly known as the First Trust Special Situations Trust), the First Trust Insured Corporate
Trust, the First Trust of Insured Municipal Bonds, and the First Trust GNMA. The name of each director, officer and partner of FTP is provided below.

       (b) Positions and Offices with Underwriter.

NAME AND PRINCIPAL                  POSITIONS AND OFFICES          POSITIONS AND
BUSINESS ADDRESS*                   WITH UNDERWRITER               OFFICES WITH FUND

The Charger Corporation             General Partner                None

Grace Partners of DuPage L.P.       Limited Partner                None

James A. Bowen                      Managing Director/President    President, Chairman of the
                                                                   Board, Trustee, Chief
                                                                   Executive Officer

Mark R. Bradley                     Chief Financial Officer;       Treasurer, Chief Financial
                                    Managing Director              Officer and Chief Accounting
                                                                   Officer

Frank L. Fichera                    Managing Director              None

Russell J. Graham                   Managing Director              None

R. Scott Hall Managing Director None

Ronald D. McAlister                 Managing Director              None

Richard A. Olson                    Managing Director              None

Andrew S. Roggensack                Managing Director              None

W. Scott Jardine                    General Counsel                Chief
                                                                   Compliance
                                                                   Officer and
                                                                   Secretary

Kristi A. Maher                     Deputy General Counsel         Assistant Secretary and
                                                                   Deputy Chief Compliance
                                                                   Officer

Erin Chapman                        Assistant General Counsel      Assistant Secretary

Michelle Quintos                    Assistant General Counsel      None

John Vasko                          Assistant General Counsel      None

Pamela Wirt                         Assistant General Counsel      None

Dan Affeto                          Senior Vice President          None

Bob Bartel                          Senior Vice President          None

Elizabeth H. Bull                   Senior Vice President          None

Robert F. Carey                     Senior Vice President          None

Patricia L. Costello                Senior Vice President          None

Christopher L. Dixon                Senior Vice President          None

Jane Doyle                          Senior Vice President          None

James M. Dykas                      Senior Vice President          Assistant Treasurer

Jon C. Erickson                     Senior Vice President          None

Ken Fincher                         Senior Vice President          None

Wendy Flaherty                      Senior Vice President          None

Kenneth N. Hass                     Senior Vice President          None

Jason T. Henry                      Senior Vice President          None

Rich Jaeger                         Senior Vice President          None

Christian D. Jeppesen               Senior Vice President          None

Christopher A. Lagioia              Senior Vice President          None

Daniel J. Lindquist                 Senior Vice President          Vice President

David G. McGarel                    Senior Vice President          None

Mark R. McHenney                    Senior Vice President          None

Mitchell Mohr                       Senior Vice President          None

Paul E. Nelson                      Senior Vice President          None

Steve R. Nelson                     Senior Vice President          None

Robert M. Porcellino                Senior Vice President          None

Steven R. Ritter                    Senior Vice President          None

Alan Rooney                         Senior Vice President          None

Francine Russell                    Senior Vice President          None

Brad A. Shaffer                     Senior Vice President          None

Brian Sheehan                       Senior Vice President          None

Andrew C. Subramanian               Senior Vice President          None

Mark P. Sullivan                    Senior Vice President          None

Roger F. Testin                     Senior Vice President          Vice President

Gregory E. Wearsch                  Senior Vice President          None

Patrick Woelfel                     Senior Vice President          None

Kathleen Brown                      Senior Vice President; Chief   None
                                    Compliance Officer

Jonathan Ackerhalt                  Vice President                 None

Dan Affetto                         Vice President                 None

Lance Allen                         Vice President                 None

Jeff Ambrose                        Vice President                 None

Kyle Baker                          Vice President                 None

Carlos Barbosa                      Vice President                 None

Andrew Barnum                       Vice President                 None

Michael Bean                        Vice President                 None

Rob Biddinger                       Vice President                 None

Dan Blong                           Vice President                 None

Bill Braasch                        Vice President                 None

Cory Bringle                        Vice President                 None

Mike Britt                          Vice President                 None

Alex Brozyna                        Vice President                 None

Nathan S. Cassel                    Vice President                 None

Joshua Crosley                      Vice President                 None

Michael Dawson                      Vice President                 None

Michael Darr                        Vice President                 None

Albert K. Davis                     Vice President                 None

Daren J. Davis                      Vice President                 None

Michael DeBella                     Vice President                 None

Sean Degnan                         Vice President                 None

Robert T. Doak                      Vice President                 None

Joel D. Donley                      Vice President                 None

Brett Egner                         Vice President                 None

Stacy Eppen                         Vice President                 None

Ben Ferwerdo                        Vice President                 None

Edward Foley                        Vice President                 None

Don Fuller                          Vice President                 None

John Gillis                         Vice President                 None

Joann Godbout                       Vice President                 None

Matt D. Graham                      Vice President                 None

William M. Hannold                  Vice President                 None

Mary Jane Hansen                    Vice President                 None

Gaby Harman                         Vice President                 None

Vance Hicks                         Vice President                 None

Nate Ibarra                         Vice President                 None

Ryan Issakainen                     Vice President                 None

Rich Jacquemart                     Vice President                 None

Rick Johnson                        Vice President                 None

Greg Keefer                         Vice President                 None

Tom Knickerbocker                   Vice President                 None

Christina Knierim                   Vice President                 None

Thomas E. Kotcher                   Vice President                 None

Todd Larson                         Vice President                 None

Daniel Lavin                        Vice President                 None

Michael P. Leyden                   Vice President                 None

Keith L. Litavsky                   Vice President                 None

Eric Maisel                         Vice President                 None

Grant Markgraf                      Vice President                 None

Bob Markovich                       Vice President                 None

Stephanie L. Martin                 Vice President                 None

Marty McFadden                      Vice President                 None

Nate Memmott                        Vice President                 None

Sean Moriarty                       Vice President                 None

Tom Myhre                           Vice President                 None

John O'Sullivan                     Vice President                 None

David Pagano                        Vice President                 None

Scott Patton                        Vice President                 None

Brian K. Penney                     Vice President                 None

Blair R. Peterson                   Vice President                 None

Jason Peterson                      Vice President                 None

Craig Pierce                        Vice President                 None

Marisa Prestigiacomo                Vice President                 None

Craig Prichard                      Vice President                 None

David A. Rieger                     Vice President                 None

James Rowlette                      Vice President                 None

Ronda L. Saeli                      Vice President                 None

Rikka Salrin                        Vice President                 None

Jeffrey M. Samuel                   Vice President                 None

Peter H. Sandford                   Vice President                 None

Debra K. Scherbring                 Vice President                 None

Timothy Schival                     Vice President                 None

Nim Short                           Vice President                 None

Edward J. Sistowicz                 Vice President                 None

Cal Smith                           Vice President                 None

Eric Stoiber                        Vice President                 None

Terry Swagerty                      Vice President                 None

Brian Taylor                        Vice President                 None

Kerry Tazakine                      Vice President                 None

Timothy Trudo                       Vice President                 None

Stanley Ueland                      Vice President                 Assistant Vice President

Bryan Ulmer                         Vice President                 None

Katherine Urevig                    Vice President                 None

Barbara E. Vinson                   Vice President                 None

Dan Waldron                         Vice President                 None

Jeff Westergaard                    Vice President                 None

Lewin M. Williams                   Vice President                 None

Jeffrey S. Barnum                   Assistant Vice President       None

Toby A. Bohl                        Assistant Vice President       None

Brad Bradley                        Assistant Vice President       None

Steve Claiborne                     Assistant Vice President       None

Katie D. Collins                    Assistant Vice President       None

Ann Marie Giudice                   Assistant Vice President       None

Debbie Del Giudice                  Assistant Vice President       None

Chris Fallow                        Assistant Vice President       None

Ken Harrison                        Assistant Vice President       None

Anita K. Henderson                  Assistant Vice President       None

James V. Huber                      Assistant Vice President       None

Kristen Johanneson                  Assistant Vice President       None

Daniel C. Keller                    Assistant Vice President       None

Coleen D. Lynch                     Assistant Vice President       Assistant Vice President

Robert J. Madeja                    Assistant Vice President       None

David M. McCammond-Watts            Assistant Vice President       None

Michelle Parker                     Assistant Vice President       None

Lynae Peays                         Assistant Vice President       None

Steve Schwarting                    Assistant Vice President       None

Omar Sepulveda                      Assistant Vice President       None

John H. Sherren                     Assistant Vice President       None

Michael S. Stange                   Assistant Vice President       None

Lee Sussman                         Assistant Vice President       None

Christopher J. Thill                Assistant Vice President       None

Dave Tweeten                        Assistant Vice President       None

Thomas G. Wisnowski                 Assistant Vice President       None

* All addresses are 120 East
Liberty Drive, Wheaton Illinois 60187 unless otherwise noted.

       (c) Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

        First Trust, 120 East Liberty Drive, Wheaton, Illinois 60187, maintains the Registrant's organizational documents, minutes of meetings, contracts of the Registrant and all advisory material of the investment adviser.

        The Bank of New York Mellon Corporation ("BONY"), 101 Barclay Street, New York, New York 10286, maintains all general and subsidiary ledgers, journals, trial balances, records of all portfolio purchases and sales, and all other requirement records not maintained by First Trust.

        BONY also maintains all the required records in its capacity as transfer, accounting, dividend payment and interest holder service agent for the Registrant.

ITEM 34.     MANAGEMENT SERVICES

        Not Applicable.

ITEM 35.     UNDERTAKINGS

        Not Applicable.

                                      SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized in the City of Wheaton, and State of Illinois, on the 22nd day of January, 2010.

                                  FIRST TRUST EXCHANGE-TRADED FUND II



                                 By:       /s/ James A. Bowen
                                         --------------------------------------
                                           James A. Bowen, President


        Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                         TITLE                           DATE
                                  Treasurer, Controller and       January 22, 2010
                                  Chief Financial and
                                  Accounting Officer
 /s/ Mark R. Bradley
---------------------------------
   Mark R. Bradley
                                  President, Chief Executive      January 22, 2010
                                  Officer, Chairman and Trustee
 /s/ James A. Bowen
---------------------------------
   James A. Bowen
                                         )
Richard E. Erickson*             Trustee )
                                         )
                                         )
Thomas R. Kadlec*                Trustee )         BY:   /s/ James A. Bowen
                                                         ___________________

                                         )
                                         )               James A. Bowen
Robert F. Keith*                 Trustee )               Attorney-In-Fact
                                         )               January 22, 2010
                                         )
Niel B. Nielson*                 Trustee )
                                         )


* Original powers of attorney authorizing James A. Bowen, W. Scott Jardine, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.


                                   INDEX TO EXHIBITS